Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Deposits
Non-interest-bearing demand deposits	SFr 4,051	SFr 5,259
Interest-bearing demand deposits	118,352	200,193
Savings deposits	43,896	68,501
Time deposits	78,841	137,831
Total deposits	245,140	411,784
of which due to banks	11,905	18,965
of which customer deposits	233,235	392,819
Overdrawn deposits not included in total deposits, reclassified as loans	55	86
Time Deposits, uninsured	74,736	128,526
Foreign
Deposits
Non-interest-bearing demand deposits	1,462	2,556
Interest-bearing demand deposits	16,150	47,200
Savings deposits	1,459	8,474
Time deposits	60,374	102,229
Total deposits	79,445	160,459
Switzerland
Deposits
Non-interest-bearing demand deposits	2,589	2,703
Interest-bearing demand deposits	102,202	152,993
Savings deposits	42,437	60,027
Time deposits	18,467	35,602
Total deposits	165,695	251,325
Bank
Deposits
Non-interest-bearing demand deposits	4,091	5,260
Interest-bearing demand deposits	119,243	201,026
Savings deposits	43,896	68,501
Time deposits	79,229	138,014
Total deposits	246,459	412,801
of which due to banks	11,905	18,960
of which customer deposits	234,554	393,841
Overdrawn deposits not included in total deposits, reclassified as loans	55	86
Time Deposits, uninsured	75,123	128,714
Bank | Foreign
Deposits
Non-interest-bearing demand deposits	1,502	2,557
Interest-bearing demand deposits	16,295	47,415
Savings deposits	1,459	8,474
Time deposits	60,534	102,239
Total deposits	79,790	160,685
Bank | Switzerland
Deposits
Non-interest-bearing demand deposits	2,589	2,703
Interest-bearing demand deposits	102,948	153,611
Savings deposits	42,437	60,027
Time deposits	18,695	35,775
Total deposits	SFr 166,669	SFr 252,116